Restructuring And Impairment Charges	12 Months Ended
Sep. 26, 2015
Restructuring And Impairment Charges [Abstract]
Restructuring And Impairment Charges

10. Restructuring and Impairment Charges

The Company has announced various restructuring plans in the last three fiscal years which included shutting down facilities in all four of the Company’s operating segments. In all instances, the majority of the operations from rationalized facilities was transferred to other facilities within the respective division.

During fiscal 2013, the Company made the decision to exit certain operations in the Engineered Materials division. This decision resulted in a non-cash impairment charges of $6 million related to certain intangible assets deemed to have no further value recorded in Restructuring and impairment charges on the Consolidated Statement of Income. The exited businesses were immaterial to the Company and the Engineered Materials segment.

During fiscal 2014, the Company initiated a cost reduction plan designed to deliver meaningful cost savings and improved equipment utilization. The Company announced the intention to shut down four facilities, three in the Consumer Packaging division, and one in the Engineered Materials division. The affected Consumer Packaging and Engineered Materials businesses accounted for approximately $153 million and $9 million of annual net sales, respectively.

During fiscal 2015, the Company announced the intention to shut down two facilities, one each in the Consumer Packaging and Engineered Materials divisions. The affected Consumer Packaging and Engineered Materials businesses accounted for approximately $24 million and $16 million of annual net sales, respectively.

Since 2013, total expected costs attributed to restructuring programs total $60 million with $3 million remaining to be recognized in the future.

	Expected Total Costs	Cumulative charges through Fiscal 2015	To be Recognized in Future
Severance and termination benefits	$18	$18	$—
Facility exit costs	27	24	3
Asset impairment	15	15	—
Total	$60	$57	$3

The tables below sets forth the significant components of the restructuring charges recognized for the fiscal years ended, by segment:

	2015	2014	2013
Consumer Packaging	$11	$24	$5
Health, Hygiene & Specialties	—	—	—
Engineered Materials	2	6	9
Consolidated	$13	$30	$14

The table below sets forth the activity with respect to the restructuring accrual:

	Employee Severance and Benefits	Facility Exit Costs	Non-cash charges	Total
Balance as of fiscal 2013	$2	2	—	4
Charges	9	14	7	30
Non-cash asset impairment	—	—	(7)	(7)
Cash payments	(6)	(8)	—	(14)
Balance as of fiscal 2014	$5	$8	$—	$13
Charges	4	7	2	13
Non-cash asset impairment	—	—	(2)	(2)
Cash payments	(7)	(7)	—	(14)
Balance as of fiscal 2015	$2	$8	$—	$10